Shareholder Report, Line Graph (Details) 1014073_Franklin International Dividend Booster Index ETF_Single Class_TSR Annual {Single Class} - USD ($)						12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jan. 21, 2025	Mar. 31, 2026
Franklin International Dividend Booster Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Franklin International Dividend Booster Index ETF (NAV)
Accumulated Value	$ 14,101	$ 13,225	$ 12,443	$ 10,957	$ 10,000	$ 14,827
VettaFi Developed World ex United States Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						VettaFi Developed World ex United States Index
Accumulated Value	12,573	11,969	11,352	10,113	10,000	$ 12,422
VettaFi New Frontier International Dividend Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						VettaFi New Frontier International Dividend Select Index
Accumulated Value	$ 13,881	$ 13,018	$ 12,227	$ 10,771	$ 10,000	$ 14,630